INFORMATION PROVIDED IN CONNECTION WITH OUTSTANDING DEBT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Short-term investments	$ 22,572	$ 43,738
Other investments	387,866	366,674
Total investments	410,438	410,412
Cash	1,474	1,558	4,400	8,642
Debt issuance costs including prepaid commitment fee asset of $3,628 in 2010	493	4,079
Other assets, including current and deferred income taxes	139,955	154,563
Assets held for sale		104,961
Total assets	552,360	675,573	838,346
Liabilities:
Insurance liabilities	282,516	274,353
Federal Reserve Bank of New York credit facility		20,985
Other long-term debt	75,253	85,476
Other liabilities, including intercompany balances	83,675	91,626
Liabilities held for sale		95,923
Total liabilities	441,444	568,363
Redeemable noncontrolling interests (see Note 1):
Nonvoting, callable, junior preferred interests held by Department of the Treasury	8,427
Other	96	434
Total redeemable noncontrolling interests	8,523	434
Redeemable noncontrolling nonvoting, callable, junior preferred interests		434
Total AIG shareholders' equity	101,538	78,856
Noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests held by Federal Reserve Bank of New York		26,358
Other	855	1,562
Total non-redeemable noncontrolling interests	855	27,920
Total equity	102,393	106,776	88,835	60,805
Total liabilities and equity	552,360	675,573
AIG
Assets:
Short-term investments	12,868	5,602
Other investments	6,599	5,852
Total investments	19,467	11,454
Cash	176	49	57	103
Loans to subsidiaries	39,971	61,630
Debt issuance costs including prepaid commitment fee asset of $3,628 in 2010	196	3,838
Investment in consolidated subsidiaries	79,802	88,834
Other assets, including current and deferred income taxes	24,317	6,066
Total assets	163,929	171,871
Liabilities:
Federal Reserve Bank of New York credit facility		20,985
Other long-term debt	35,906	40,443
Other liabilities, including intercompany balances	14,169	31,586
Loans from subsidiaries	12,316	1
Total liabilities	62,391	93,015
Redeemable noncontrolling interests (see Note 1):
Total AIG shareholders' equity	101,538	78,856
Noncontrolling interests:
Total equity	101,538	78,856
Total liabilities and equity	163,929	171,871
Intercompany tax payable	9,801	28,083
Intercompany derivative liabilities	901	150
SAFG, Inc.
Assets:
Cash	13		2
Investment in consolidated subsidiaries	32,361	31,152
Other assets, including current and deferred income taxes	2,704	2,717
Total assets	35,078	33,869
Liabilities:
Other long-term debt	1,638	1,637
Other liabilities, including intercompany balances	2,402	3,643
Loans from subsidiaries	249	379
Total liabilities	4,289	5,659
Redeemable noncontrolling interests (see Note 1):
Total AIG shareholders' equity	30,789	28,210
Noncontrolling interests:
Total equity	30,789	28,210
Total liabilities and equity	35,078	33,869
Intercompany tax receivable	128	152
Other Subsidiaries
Assets:
Short-term investments	14,110	39,907
Other investments	481,525	486,494
Total investments	495,635	526,401
Cash	1,285	1,509
Loans to subsidiaries	(39,971)	(61,630)
Debt issuance costs including prepaid commitment fee asset of $3,628 in 2010	297	241
Investment in consolidated subsidiaries	(11,600)	(6,788)
Other assets, including current and deferred income taxes	117,231	144,779
Assets held for sale		104,961
Total assets	562,877	709,473
Liabilities:
Insurance liabilities	282,790	274,590
Other long-term debt	138,240	167,532
Other liabilities, including intercompany balances	75,132	59,336
Loans from subsidiaries	(12,565)	(380)
Liabilities held for sale		95,911
Total liabilities	483,597	596,989
Redeemable noncontrolling interests (see Note 1):
Other	29
Total redeemable noncontrolling interests	29
Redeemable noncontrolling nonvoting, callable, junior preferred interests		207
Total AIG shareholders' equity	78,859	111,178
Noncontrolling interests:
Other	392	1,099
Total non-redeemable noncontrolling interests	392	1,099
Total equity	79,251	112,277
Total liabilities and equity	562,877	709,473
Reclassifications and Eliminations
Assets:
Short-term investments	(4,406)	(1,771)
Other investments	(100,258)	(125,672)
Total investments	(104,664)	(127,443)
Investment in consolidated subsidiaries	(100,563)	(113,198)
Other assets, including current and deferred income taxes	(4,297)	1,001
Total assets	(209,524)	(239,640)
Liabilities:
Insurance liabilities	(274)	(237)
Other long-term debt	(100,531)	(124,136)
Other liabilities, including intercompany balances	(8,028)	(2,939)
Liabilities held for sale		12
Total liabilities	(108,833)	(127,300)
Redeemable noncontrolling interests (see Note 1):
Nonvoting, callable, junior preferred interests held by Department of the Treasury	8,427
Other	67
Total redeemable noncontrolling interests	8,494
Redeemable noncontrolling nonvoting, callable, junior preferred interests		227
Total AIG shareholders' equity	(109,648)	(139,388)
Noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests held by Federal Reserve Bank of New York		26,358
Other	463	463
Total non-redeemable noncontrolling interests	463	26,821
Total equity	(109,185)	(112,567)
Total liabilities and equity	$ (209,524)	$ (239,640)